Supplement	0 Months Ended
Apr. 19, 2013
Supplement:
Supplement

Madison Funds®

(formerly known as MEMBERS Mutual Funds)

Supplement Dated April 19, 2013

This Supplement amends the Prospectus of Madison Funds (for Class A, B and C) dated February 28, 2013.

Please keep this Supplement with your records.

Madison Diversified Income Fund

Portfolio Management.  Currently, Dean “Jack” Call, DBA and CFA (Vice President, Portfolio Manager) and John Brown, CFA (Vice President, Portfolio Manager) co-manage the fund.  Effective as of the date hereof, Paul Lefurgey, CFA, will join Messrs. Call and Brown as a co-manager of the fund.  Mr. Lefurgey, who joined Madison Investment Holdings, Inc. in 2005, is a  Managing Director and the Head of Fixed Income Investments for Madison.  As a result of the foregoing, pages 27 and 65 of the Prospectus are amended as described above.

Madison Large Cap Growth Fund

Principal Investment Strategies.  The principal investment strategies of the fund, beginning on page 37 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The fund seeks to achieve its investment objective by investing primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks.  For this purpose, the term “large cap stock” refers to stocks with a market capitalization of the companies in the Russell 1000® Growth Index (as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.275 billion).  Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less established companies that may offer more rapid growth potential. The fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts and emerging market securities).  To the extent invested in common stocks, the fund generally invests in 45-65 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have both growth potential and an attractive valuation:  what Madison calls “GARP” for “growth at a reasonable price.”

Madison sells stocks for a number of reasons, including: (i) the valuation target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Portfolio Management.  Currently, Bruce Ebel, CFA (Vice President, Portfolio Manager) manages the fund.  Effective as of the date hereof, Mr. Ebel is replaced with the following co-portfolio managers:  Jay Sekelsky, CFA, Ray DiBernardo, CFA, and Walter Dewey, CFA.  Mr. Sekelsky, who joined Madison Investment Holdings, Inc. in 1990, is an Executive Director, the Chief Investment Officer and the Head of Equity Investments for Madison.  Mr. DiBernardo, Vice President and Portfolio Manager of Madison, has been with Madison since 2003 in various client service and portfolio management capacities.  Prior to joining Madison, Mr. DiBernardo was employed at Concord Trust in Chicago, IL as well as a Toronto-based international equity firm.  Mr. Dewey, Vice President and Portfolio Manager, has been with Madison since December 2012.  Prior to that, he served as a portfolio manager for Reinhart Partners, Inc., an investment advisory firm, since 2008.  For the twenty years prior to joining Reinhart, Mr. Dewey was a portfolio manager for U.S. Bancorp in Madison, WI.  Accordingly, pages 39 and 65 of the Prospectus are amended as described above.

Madison Mid Cap Fund

As of the close of business today, the Madison Mid Cap Fund acquired the assets of the Madison Mosaic Mid-Cap Fund.  This transaction has resulted in no change in terms of the fund’s portfolio managers or their style of investment.  In addition, the transaction did not change the fees paid by fund shareholders, the value of shareholder investment in the fund, or any shareholder’s personal performance.  What has changed as a result of this transaction is that the performance and financial history of the fund will be based on the history of the Madison Mosaic Mid-Cap Fund.  What this means is that the historic performance and financial highlights of the Class A and B shares can no longer be shown in the Prospectus because, for accounting purposes, these shares are deemed to be new, with a new history beginning on the date the acquisition was effected.  Accordingly, the Prospectus must be revised, as described below.

Notwithstanding the foregoing, the fund can show prior performance for these share classes that is based on the actual historical performance of the Class Y shares of the fund, reflecting the transaction described above and as adjusted for differences in share class fees and expenses.  This information is provided below.

Performance Information.  The following replaces in its entirety the corresponding information found under the heading “Performance” in the “Fund Summary—Madison Mid Cap Fund” section starting on page 41 of the Prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance results prior to April 19, 2013 for the Class A and Class B shares of the fund, whose inception date was April 19, 2013, are based on the historical performance of the fund's Class Y shares, as adjusted to reflect the higher annual expense ratio applicable to the Class A and Class B shares. The returns for the Class A and Class B shares are similar to those of the Class Y shares, because each is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares. However, the returns shown below for the Class A and Class B shares do not reflect the deduction of any sales charges, which are applicable for the Class A and Class B shares; if any such applicable sales charges were deducted, the performance shown below would be lower.

Madison Mid Cap Fund

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	16.88%
Worst Calendar Quarter:	4Q2008	-21.72%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Total Returns Madison Mid Cap Fund	1 Year	5 Years	10 Years
Class A Shares	15.40%	2.81%	8.22%
Class A Shares Return After Taxes on Distributions	14.77%	2.30%	7.41%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	10.84%	2.23%	7.00%
Class B Shares	14.54%	2.04%	7.41%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.28%	3.57%	10.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares.  After-tax returns for Class B shares will vary.

Financial Highlights.  Because the Class A and B shares of the Madison Mid Cap Fund are deemed, for accounting purposes, to be new share classes, the financial highlights for the Class A and B shares of the Madison Mid Cap Fund, beginning on page 74 of the Prospectus under the heading “Financial Highlights,” are hereby deleted in their entirety.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr 19, 2013
Registrant Name	dei_EntityRegistrantName	MADISON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040612
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr 19, 2013
Madison Mid Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Madison Mid Cap Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Madison Mid Cap Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	7.00%
Madison Mid Cap Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Madison Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Annual Return 2003	rr_AnnualReturn2003	28.21%
Annual Return 2004	rr_AnnualReturn2004	18.60%
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	16.03%
Annual Return 2007	rr_AnnualReturn2007	8.38%
Annual Return 2008	rr_AnnualReturn2008	(36.74%)
Annual Return 2009	rr_AnnualReturn2009	24.20%
Annual Return 2010	rr_AnnualReturn2010	20.85%
Annual Return 2011	rr_AnnualReturn2011	4.84%
Annual Return 2012	rr_AnnualReturn2012	15.40%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	16.88%
Worst Calendar Quarter:	4Q2008	-21.72%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares.  After-tax returns for Class B shares will vary.

Financial Highlights.  Because the Class A and B shares of the Madison Mid Cap Fund are deemed, for accounting purposes, to be new share classes, the financial highlights for the Class A and B shares of the Madison Mid Cap Fund, beginning on page 74 of the Prospectus under the heading “Financial Highlights,” are hereby deleted in their entirety.

Madison Mid Cap Fund | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%